Share-Based Payments - Activity on Share Options (Details) R / shares in Units, R in Millions			12 Months Ended
	Sep. 18, 2023	Jan. 15, 2019	Jun. 30, 2024 ZAR (R) year R / shares	Jun. 30, 2023 ZAR (R) year R / shares
Management DSP | Over three years [Member] | September 18, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vesting period (in years)	3 years
Management DSP | Over five years [Member] | September 18, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vesting period (in years)	5 years
Participation units | Katleho ya Moruo Employee Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vesting period (in years)		5 years
DS | Management DSP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at beginning of year			5,085,520	4,449,291
Options granted (in shares)			1,993,119	2,318,254
Options exercised or vested (in shares)			(1,765,592)	(1,480,166)
Options forfeited and lapsed (in shares)			(309,810)	(201,859)
Balance at end of year			5,003,237	5,085,520
DS | Management DSP | Over three years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average option price (in SA rand per share) | R / shares			R 0	R 41.00
Gain realised by participants on options and rights traded during the year | R			R 0	R 12
Remaining life (years)			0	0
DS | Management DSP | Over three years [Member] | September 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average option price (in SA rand per share) | R / shares			R 85.46	R 41.50
Gain realised by participants on options and rights traded during the year | R			R 23	R 11
Remaining life (years)			0	0.2
DS | Management DSP | Over three years [Member] | September 20, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			692,409
Weighted average option price (in SA rand per share) | R / shares			R 85.00	R 40.21
Gain realised by participants on options and rights traded during the year | R			R 62	R 31
Remaining life (years)			0.2	1.2
DS | Management DSP | Over three years [Member] | September 19, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			1,007,583
Weighted average option price (in SA rand per share) | R / shares			R 82.20	R 0
Gain realised by participants on options and rights traded during the year | R			R 43	R 0
Remaining life (years)			1.2	0
DS | Management DSP | Over three years [Member] | September 18, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			1,429,778
Remaining life (years)			2.2
DS | Management DSP | Over five years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			99,992
Weighted average option price (in SA rand per share) | R / shares			R 90.60	R 47.41
Gain realised by participants on options and rights traded during the year | R			R 3	R 2
Remaining life (years)			0.2	1.2
DS | Management DSP | Over five years [Member] | September 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			189,787
Weighted average option price (in SA rand per share) | R / shares			R 90.60	R 47.41
Gain realised by participants on options and rights traded during the year | R			R 4	R 2
Remaining life (years)			1.2	2.2
DS | Management DSP | Over five years [Member] | September 20, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			604,806
Weighted average option price (in SA rand per share) | R / shares			R 90.60	R 47.41
Gain realised by participants on options and rights traded during the year | R			R 9	R 4
Remaining life (years)			2.2	3.2
DS | Management DSP | Over five years [Member] | September 19, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			528,063
Weighted average option price (in SA rand per share) | R / shares			R 93.32	R 0
Gain realised by participants on options and rights traded during the year | R			R 7	R 0
Remaining life (years)			3.2	0
DS | Management DSP | Over five years [Member] | September 18, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year			450,819
Remaining life (years)			4.2